Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2026
Key Management Personnel Compensation [Abstract]
Key management personnel compensation
20.	Key management personnel compensation

Key management personnel remuneration included within employee expenses for the year is shown below:

	2026	2025	2024
	AUD$	AUD$	AUD$
Continuing operations
Short-term employee benefits	97,273	-	-
Post-employment benefits	12,000	-	-
Total - Continuing operations	109,273	-	-

Discontinued operations
Short-term employee benefits	188,423	525,685	236,154
Post-employment benefits	31,800	60,454	27,158
Total - Discontinued operations	220,223	586,139	263,312

●	Key management personnel during FY 2026, FY 2025 and FY 2024 were:

FY 2024: Gary Seaton (CEO) and Bob Wu (CFO).

FY 2025: Gary Seaton (CEO), Bob Wu (CFO, resigned in February 2025), Amarjeet Singh (CFO from February 2025) and Sathya Kondala Rao (Factory Head).

FY 2026: Gary Seaton (Co-CEO), Jamie Mohammed Zamal (Co-CEO, appointed in November 2025 and resigned in January 2026), Saw Khoon Ming (Co-CEO, appointed in January 2026), Amarjeet Singh (CFO, resigned in March 2026), Honglei Jiang (CFO, appointed in March 2026) and Sathya Kondala Rao (Factory Head).